UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07921
THE B.B. FUNDS
formerly, THE BJURMAN, BARRY FUNDS
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices)     (Zip code)
G. Andrew Bjurman, Co-President
O. Thomas Barry, III, Co-President
The Bjurman, Barry Funds
2049 Century Park East, Suite 2505
Los Angeles, California 90067-3101
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 422-3554
Date of fiscal year end: 3/31/09
Date of reporting period: 9/30/08
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct all comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. ss. 3507.
ITEM 1. REPORTS TO STOCKHOLDERS

The Bjurman, Barry Funds
2049 Century Park East, Suite 2505
Los Angeles, CA 90067

Board of Trustees
G. Andrew Bjurman
O. Thomas Barry, III
Dann V. Angeloff
Michael D. LeRoy
Joseph E. Maiolo
William L. Wallace

Investment Adviser
Bjurman, Barry & Associates
2049 Century Park East, Suite 2505
Los Angeles, CA 90067

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
PO Box 9695
Providence, RI 02940-9695

Distributor
Foreside Distribution Services, L.P.
10 High Street, Suite 302
Boston, MA 02110

Custodian, Administrator and Fund Accountant
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Legal Counsel
Paul, Hastings, Janofksky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071

Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071

For Additional Information and a free Prospectus about
The Bjurman, Barry Funds call:
(800) 227-7264

or visit The Bjurman, Barry Funds’ website on the
Internet at www.bjurmanbarry.com

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information.

The Bjurman, Barry Funds

Bjurman, Barry Micro-Cap
Growth Fund

Bjurman, Barry Small Cap
Growth Fund

Bjurman, Barry Mid Cap
Growth Fund

Semi-Annual Report

September 30, 2008
(Unaudited)

The Bjurman, Barry Funds
Letter to Shareholders

To Our Shareholders:

Equities seesawed through the six months ending September 30, 2008, but finished sharply lower as the credit crisis that erupted exactly one year ago spread deeply into the core of overleveraged financial institutions, culminating in a succession of tumultuous days that remade the US financial system and saw the failure of several Wall Street giants. As fear inundated the markets, US stocks sank to their lowest levels for the year. Borrowing costs shot up, and debt markets have become nearly inaccessible as investors shunned any debt that wasn’t backed by the US government. More worrisome, credit markets have continued to tighten, moving beyond financials into the broader economy, as banks are still hesitant to lend to business and households.

In heavy contrast with previous quarters, commodity prices fell as evidence pointed to a global economy that is slowing along with the US’s. The most remarkable reversals were the stocks of energy and basic materials sectors, followed by the stocks of consumer durable companies. Despite gripping the headlines, financial stocks fared better than average for the period, as did the stocks of retail and consumer staples companies. Shares of health care companies, more immune to the credit crunch, also outperformed the broad market.

The Bjurman, Barry Micro Cap Growth Fund returned −16.12% versus −5.77% for the Russell MicroCap® Growth Index1 in the six months ending September 30, 2008. Although the Fund appropriately avoided the poor performing consumer discretionary and consumer services sectors, it was heavily weighted, relative to the Index, in more economically-sensitive manufacturing and basic materials stocks, at the same time having a lighter position in the leading health care sector. The Fund had significantly worse selection results in manufacturing and health care, as its top detractors, Amerigon Inc., Air Methods Corp, and Dynamic Materials Corp, had high growth characteristics and underperformed.2

The Bjurman, Barry Small Cap Growth Fund returned −11.53% versus −2.83% for the Russell 2000® Growth Index1 in the six months ending September 30, 2008. The Fund had a relatively neutral sector allocation compared to the Index, resulting in negligible allocation differences. The Fund’s companies trailed the Index’s companies in energy and manufacturing, but had considerably better results in its transportation, finance and retail stocks. Most significantly, the Fund’s technology stocks disappointed, detracting from its relative performance for the period, led by the strong underperformance of its smallest and fastest earnings growing companies such as Network Equipment Technologies Inc, SiliCom Ltd, and Monolithic Power Systems Inc.2

Investment Concerns:

Mid-/Small-/Micro-capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure than larger more well-established companies and, historically, their stocks have experienced a greater degree of volatility.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including high-grade fixed income securities. The net asset values per share of these Funds will fluctuate as the values of the securities in the portfolio change.

The Bjurman, Barry Mid Cap Growth Fund returned −12.34% versus −13.93% for the Russell MidCap® Growth Index1 in the six months ending September 30, 2008. The Fund was heavily positioned in the leading health care sector, contributing positively to its sector allocation results, in spite of its moderately larger weightings in underperforming materials and manufacturing sectors. The Fund’s selection results were also positive, as its companies broadly outperformed the Index’s companies with few exceptions in health care, materials, and retail. The positive net sector allocation and selection results combined to a better relative performance versus the Index.2

Beyond the drop in energy prices and a stronger dollar, the market found little room for optimism. Financial institutions are having to deleverage after years of cheap and easy credit. The ensuing frozen credit markets, if left unchecked, will have widespread impact on business activity and the already stalled consumer spending, threatening to drive the economy into a ditch. However, authorities seem committed to do whatever is necessary to avoid a systemic economic meltdown. At the center of the government’s plan is a historic $700 billion financial rescue package, designed to rid the market of illiquid mortgage backed securities and help revive credit markets. Given that recent data already point to a weaker economy, we are undoubtedly heading towards a recession, and unfortunately the government rescue plan to date does not fundamentally alter economic conditions. Still, the plan establishes some stability, and once implemented, should kick-start the vital lending process and restore the needed investor confidence that has recently collapsed.

These have been particularly hard and gloomy times for the financial markets and investors. Recent events have stunned the markets and sent equities solidly into bear market territory, but we believe the confidence crisis and excessively negative market sentiment has already discounted equities to reflect a deep recession. The financial system’s biggest problem, the lack of borrowing ability, may soon pass, helped by the commitment of global governments. We believe that improvements in the market’s risk tolerance should greatly benefit equities going forward. We would like to remind investors that in past recessions, steep market plunges have paved the way for significant market rallies, led by small and mid cap stocks.

Lastly, Bjurman, Barry and Associates will no longer be acting as Investment Adviser to the Funds after our current investment advisory agreement expires on November 28, 2008. We greatly appreciate your faith in our services over the past 11 years and wish you continued investment success in the future.

O. Thomas Barry III, CFA, CIC
Co-President and Portfolio Manager

G. Andrew Bjurman, CFA, CIC
Co-President

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-227-7264.

[1]	The Russell 2000® Growth Index measures the performance of 2000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index and Russell Microcap® Growth Index measure the performance of those securities of companies in the referenced market capitalization ranges in the Russell universe with higher price-to-book ratios and higher forecasted growth values. These indices are unmanaged and do not reflect the fees and expenses associated with a mutual fund. Investors cannot invest directly in an index.

[2]	Portfolio composition is subject to change.

The Bjurman, Barry Funds
Performance
September 30, 2008 (Unaudited)

			Average Annual Total Returns
	Inception Date	1 Year	5 Years	10 Years	Since Inception

Bjurman, Barry Micro-Cap Growth Fund	3/31/97	-34.59%	-1.29%	13.94%	14.84%
Bjurman, Barry Small Cap Growth Fund	5/12/03	-40.05%	-5.77%	−	-0.51%
Bjurman, Barry Mid Cap Growth Fund	6/6/01	-26.19%	4.34%	−	1.54%

	Expense Ratios
	Gross*	Net*

Bjurman, Barry Micro-Cap Growth Fund	1.69%	1.69%
Bjurman, Barry Small Cap Growth Fund	2.17%	1.80%
Bjurman, Barry Mid Cap Growth Fund	2.65%	1.80%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-227-7264.

Investment performance for the Mid Cap Growth Fund reflects voluntary fee waivers in effect from August 1, 2006, which may be discontinued at any time. Without these fee waivers, the performance would have been lower.

The average annual total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Please see the August 1, 2008 prospectus for details.

The Bjurman, Barry Funds
Representation of Portfolios of Investments
September 30, 2008 (Unaudited)

The illustrations below provide the sector allocations for The Bjurman, Barry Funds (as of September 30, 2008).

Bjurman, Barry Micro-Cap Growth Fund

Sector Allocation	(% of Net Assets)
Health Care	23.1
Producer Manufacturing	21.4
Electronic Technology	17.8
Basic Materials	13.3
Commercial/Industrial Services	10.1
Finance	9.4
Energy	2.1
Short Term Investments less Other Liabilities	1.2
Retail	0.7
Miscellaneous	0.6
Utilities	0.2
Consumer Durables	0.1

Total	100.0

Bjurman, Barry Small Cap Growth Fund

Sector Allocation	(% of Net Assets)
Health Care	25.7
Electronic Technology	24.6
Basic Materials	9.0
Producer Manufacturing	8.7
Retail	8.4
Commercial/Industrial Services	8.0
Utilities	5.1
Finance	3.5
Energy	2.3
Short Term Investments less Other Liabilities	1.8
Transportation	1.8
Consumer Durables	1.1

Total	100.0

Bjurman, Barry Mid Cap Growth Fund

Sector Allocation	(% of Net Assets)
Health Care	32.0
Electronic Technology	12.4
Consumer Durables	10.0
Producer Manufacturing	7.3
Basic Materials	6.8
Consumer Services	6.4
Utilities	5.6
Energy	5.4
Commercial/Industrial Services	5.3
Short Term Investments less Other Liabilities	4.9
Consumer Non-Durables	2.6
Transportation	1.0
Retail	0.3

Total	100.0

The Bjurman, Barry Funds
Statements of Assets and Liabilities
September 30, 2008 (Unaudited)

	Bjurman, Barry	Bjurman, Barry	Bjurman, Barry
	Micro-Cap Growth	Small Cap Growth	Mid Cap Growth
	Fund	Fund	Fund
ASSETS
Investments, at cost	$117,326,962	$7,655,945	$4,338,692

Investments, at value (a)	$165,143,920	$7,226,745	$4,061,467
Cash	1,874,314	44,822	88,297
Dividends receivable	25,175	3,898	1,931
Income Receivable	36,821	540,982	95,956
Receivable for capital shares sold	14,028	900	1,576
Prepaid expenses	53,036	3,093	1,791

TOTAL ASSETS	167,147,294	7,820,440	4,251,018

LIABILITIES
Payable for capital shares redeemed	383,774	10,433	5,892
Payable for securities purchased	—	458,851	—
Payable for collateral received on securities loaned	42,063,411	968,946	658,261
Accrued expenses and other payables:
Distribution	27,789	1,370	742
Fund accounting	32,983	1,374	959
Transfer agent	22,975	1,000	1,000
Custodian	27,137	2,429	1,000
Other accrued expenses	28,930	2,762	2,978

TOTAL LIABILITIES	$42,586,999	$1,447,165	$670,832

NET ASSETS	$124,560,295	$6,373,275	$3,580,186

NET ASSETS CONSIST OF
Paid-in capital	$74,053,696	$15,985,396	$3,674,248
Accumulated net investment loss	(879,447)	(29,028)	(22,079)
Accumulated net realized gains (losses) from security transactions	3,569,088	(9,153,893)	205,242
Net unrealized appreciation (depreciation) on investments	47,816,958	(429,200)	(277,225)

NET ASSETS	$124,560,295	$6,373,275	$3,580,186

Share of beneficial interest outstanding (unlimited number of shares authorized, no par value)	11,616,238	654,528	434,764

Net asset value, offering price and redemption price per share	$10.72	$9.74	$8.23

(a)	Includes securities on loan of $41,036,604, $935,628 and $644,943 for the Bjurman, Barry Micro-Cap Growth Fund, Bjurman, Barry Small Cap Growth Fund, and Bjurman, Barry Mid Cap Growth Fund, respectively.

See accompanying notes to financial statements.

The Bjurman, Barry Funds
Statements of Operations
For the six months ended September 30, 2008 (Unaudited)

	Bjurman, Barry	Bjurman, Barry	Bjurman, Barry
	Micro-Cap Growth	Small Cap Growth	Mid Cap Growth
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends	$274,426	$20,299	$18,395
Income from securities loaned	230,333	22,485	5,200

TOTAL INVESTMENT INCOME	504,759	42,784	23,595

EXPENSES
Investment advisory	763,406	39,489	24,810
Distribution	190,851	9,872	6,203
Administration & Fund accounting	98,311	5,623	2,889
Transfer agent	48,789	16,394	14,501
Audit	41,037	2,433	2,014
Legal	137,887	7,617	5,110
Custodian	14,064	9,808	3,117
Insurance	58,814	2,642	1,394
Printing and Registration	47,487	8,964	7,346
Trustee	59,227	3,650	2,239
Other	63,110	2,020	2,223

TOTAL EXPENSES	1,522,983	108,512	71,846
Fees waived by the Advisor	(138,777)	(36,859)	(26,172)

NET EXPENSES	1,384,206	71,653	45,674

NET INVESTMENT LOSS	(879,447)	(28,869)	(22,079)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized losses from security transactions	(2,571,313)	(1,413,010)	(152,028)
Change in unrealized appreciation/depreciation on investments	(21,643,335)	601,181	(298,876)

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(24,214,648)	(811,829)	(450,904)

CHANGE IN NET ASSETS FROM OPERATIONS	$(25,094,095)	$(840,698)	$(472,983)

See accompanying notes to financial statements.

The Bjurman, Barry Funds
Statement of Changes in Net Assets

	Bjurman, Barry Micro-Cap		Bjurman, Barry Small Cap		Bjurman, Barry Mid Cap
	Growth Fund		Growth Fund		Growth Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
	2008	March 31,	2008	March 31,	2008	March 31,
	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008

OPERATIONS
Net investment loss	$(879,447)	$(2,530,106)	$(28,869)	$(173,535)	$(22,079)	$(78,406)
Net realized gains (losses) from security transactions	(2,571,313)	17,095,102	(1,413,010)	(229,295)	(152,028)	831,798
Net change in unrealized appreciation/depreciation on investments	(21,643,335)	(62,795,157)	601,181	(1,920,639)	(298,876)	(956,085)

Change in net assets from operations	(25,094,095)	(48,230,161)	(840,698)	(2,323,469)	(472,983)	(202,693)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	—	(56,251,559)	—	—	—	(1,106,931)

CAPITAL TRANSACTIONS
Proceeds from shares sold	2,581,675	23,709,420	586,078	1,612,143	57,123	434,385
Dividends reinvested		55,521,516	—	—	—	1,095,176
Redemption fee	—	—	1,597	—	—	—
Payment for shares redeemed	(24,947,605)	(129,320,225)	(1,375,453)	(5,681,826)	(1,082,046)	(1,079,424)

Change in net assets from capital share transactions	(22,365,930)	(50,089,289)	(787,778)	(4,069,683)	(1,024,923)	450,137

TOTAL DECREASE IN NET ASSETS	(47,460,025)	(154,571,009)	(1,628,476)	(6,393,152)	(1,497,906)	(859,487)

NET ASSETS
Beginning of year	172,020,320	326,591,329	8,001,751	14,394,903	5,078,092	5,937,579

End of year	$124,560,295	$172,020,320	$6,373,275	$8,001,751	$3,580,186	$5,078,092

ACCUMULATED NET INVESTMENT LOSS	$(879,447)	$—	$(29,028)	$(159)	$(22,079)	$—

SHARE TRANSACTIONS
Shares sold	448,049	1,403,576	67,900	120,296	5,998	37,026
Shares reinvested	—	3,433,617	—	—		97,004
Shares redeemed	(2,278,677)	(6,748,254)	(140,950)	(415,400)	(111,443)	(92,702)

Change in shares outstanding	(1,830,628)	(1,911,061)	(73,050)	(295,104)	(105,445)	41,328

Shares outstanding, beginning of year	13,446,866	15,357,927	727,578	1,022,682	540,209	498,881

Shares outstanding, end of year	11,616,238	13,446,866	654,528	727,578	434,764	540,209

See accompanying notes to financial statements.

The Bjurman, Barry Funds
Bjurman Barry Micro-Cap Growth Fund
Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period

	Six Months
	Ended
	September 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2008	March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Net asset value at beginning of period	$12.79	$21.27	$33.71	$29.39	$34.15	$19.72

Change in net assets from operations:
Net investment loss	(0.07)	(0.19)	(0.29)	(0.29)	(0.39)	(0.39)
Net realized and unrealized gains (losses) on investments	(2.00)	(3.38)	(1.30)	8.08	(0.24)	14.82

Change in net assets from operations	(2.07)	(3.57)	(1.59)	7.79	(0.63)	14.43

Less Distributions:
Distributions from net realized gains	—	(4.91)	(10.85)	(3.47)	(4.13)	—

Addition to paid-in capital from redemption fees	—(a)	—	—(a)	—(a)	—(a)	—

Net asset value at end of period	$10.72	$12.79	$21.27	$33.71	$29.39	$34.15

Total return(b)	(16.18)%	(21.69)%	(3.02)%	27.31%	(1.90)%	73.17%

Net assets at end of period (000’s)	$124,560	$172,020	$326,591	$573,693	$547,503	$822,148

Ratio of net expenses to average net assets(c)	1.81%	1.69%	1.58%	1.52%	1.54%	1.46%
Ratio of gross expenses to average net assets(c)	1.99%(d)	1.69%	1.58%	1.52%	1.54%	1.46%
Ratio of net investment loss average net assets(c)	(1.00)%	(0.97)%	(1.02)%	(0.88)%	(1.14)%	(1.19)%
Portfolio turnover rate	7%	33%	45%	62%	28%	65%

(a)	Amount rounds to less than $0.005.
(b)	Not annualized.
(c)	Annualized for periods less than one year.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Advisor.

See accompanying notes to financial statements.

The Bjurman, Barry Funds
Bjurman Barry Small Cap Growth Fund
Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period

	Six Months
	Ended
	September 30,	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	2008	March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)	2008	2007	2006	2005	2004(a)
Net asset value at beginning of period	$11.00	$14.08	$15.37	$12.40	$14.03	$10.00

Change in net assets from operations:
Net investment loss	(0.04)	(0.24)	(0.30)	(0.24)	(0.27)	(0.10)
Net realized and unrealized gains (losses) on investments	(1.22)	(2.84)	(0.99)	3.21	(1.36)	4.13

Change in net assets from operations	(1.26)	(3.08)	(1.29)	2.97	(1.63)	4.03

Addition to paid-in capital from redemption fees	—(b)	—	—(b)	—(b)	—(b)	—

Net asset value at end of period	$9.74	$11.00	$14.08	$15.37	$12.40	$14.03

Total return(c)	(11.45)%	(21.88)%	(8.39)%	23.95%	(11.62)%	40.30%(c)

Net assets at end of period (000’s)	$6,373	$8,002	$14,395	$31,123	$44,619	$109,876

Ratio of net expenses to average net assets(d)	1.81%	1.80%	1.80%	1.78%	1.75%	1.70%(d)
Ratio of gross expenses to average net assets(d)(e)	2.74%	2.17%	1.85%	1.78%	1.82%	1.80%(d)
Ratio of net investment loss to average net assets(d)	(0.73)%	(1.36)%	(1.43)%	(1.35)%	(1.30)%	(1.56)%(d)

Portfolio turnover rate	163%	297%	205%	144%	163%	138%(c)

(a)	Represents the period from May 12, 2003, commencement of operations, through March 31, 2004.
(b)	Amount rounds to less than $0.005.
(c)	Not annualized.
(d)	Annualized for periods less than one year.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Advisor.

See accompanying notes to financial statements.

The Bjurman, Barry Funds
Bjurman Barry Mid Cap Growth Fund
Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period

	Six Months
	Ended
	September 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2008	March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Net asset value at beginning of period	$9.40	$11.90	$13.19	$10.60	$9.79	$7.02

Change in net assets from operations:
Net investment loss	(0.04)	(0.15)	(0.16)	(0.13)	(0.19)	(0.18)
Net realized and unrealized gains (losses) on investments	(1.13)	0.05	0.23	2.72	1.00	2.95

Change in net assets from operations	(1.17)	(0.10)	0.07	2.59	0.81	2.77

Less Distributions:
Distributions from net realized gains	—	(2.40)	(1.36)	—	—	—

Addition to paid-in capital from redemption fees	—	—	—(a)	—(a)	—(a)	—

Net asset value at end of period	$8.23	$9.40	$11.90	$13.19	$10.60	$9.79

Total return(b)	(12.45)%	(4.19)%	0.93%	24.43%	8.27%	39.46%

Net assets at end of period (000’s)	$3,580	$5,078	$5,938	$8,226	$7,218	$10,346

Ratio of net expenses to average net assets(c)	1.84%	1.80%	1.80%	1.72%	1.80%	1.95%
Ratio of gross expenses to average net assets(c)(d)	2.89%	2.65%	2.21%	2.23%	3.37%	3.02%
Ratio of net investment loss average net assets(c)	(0.89)%	(1.31)%	(1.15)%	(1.08)%	(1.23)%	(1.70)%
Portfolio turnover rate	48%	114%	83%	76%	107%	196%

(a)	Amount rounds to less than $0.005.
(b)	Not annualized.
(c)	Annualized for periods less than one year.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Advisor.

See accompanying notes to financial statements.

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments
September 30, 2008 (Unaudited)

Shares	COMMON STOCKS – 98.8%	Value

	BASIC MATERIALS – 13.3%
113,500	Landec Corp. (a)	$929,565
165,000	Multi-Color Corp.	3,941,850
38,700	Quaker Chemical Corp.	1,101,402
200,000	Sims Group Ltd. ADR	4,620,000
155,000	The Andersons, Inc. *	5,459,100
78,000	UFP Technologies, Inc. (a)	531,180

		16,583,097

	COMMERCIAL/INDUSTRIAL SERVICES – 10.1%
21,800	Industrial Services of America, Inc. *	223,450
128,000	Learning Tree International, Inc. (a)	1,593,600
258,700	Matrix Service Co. (a)	4,941,170
122,000	Standard Parking Corp. (a)	2,710,840
49,400	The Hackett Group, Inc. (a)	268,736
480,000	TheStreet.com, Inc. *	2,875,200

		12,612,996

	CONSUMER DURABLES – 0.1%
5,000	The L.S. Starrett Company Manufactures Industrial, Inc., Class A	92,150

	ELECTRONIC TECHNOLOGY – 17.8%
790,000	Actuate Corp. (a)	2,765,000
35,000	Ceradyne, Inc. (a) *	1,283,100
400,000	CyberSource Corp. (a) *	6,444,000
42,900	Digital Ally, Inc. (a) *	294,723
255,000	Diodes, Inc. (a) *	4,704,750
38,800	Ducommun, Inc.	926,544
23,400	Globecomm Systems, Inc. (a)	204,516
247,200	GSI Technology, Inc. (a)	882,504
31,473	INX, Inc. (a)	213,701
195,100	Pericom Semiconductor Corp. (a)	2,048,550
109,700	Photon Dynamics, Inc. (a)	1,683,895
155,200	Tower Semiconductor Ltd. (a)	82,101
12,500	Versant Corp. (a)	242,000
40,200	Video Display Corp.	342,504

		22,117,888

	ENERGY – 2.1%
534,400	Boots & Coots International Well Control, Inc. (a)	1,031,392
65,000	Furmanite Corp. (a)	672,100
46,090	Mitcham Industries, Inc. (a)	465,048
261,500	The Meridian Resource Corp. (a)	481,160

		2,649,700

	FINANCE – 9.4%
139,513	American Physicians Capital, Inc.	5,905,585
29,541	Ebix, Inc. (a) *	2,775,673
85,495	Life Partners Holdings, Inc. *	3,075,255

		11,756,513

See accompanying notes to financial statements

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS – 98.8% (continued)	Value

	HEALTH CARE – 23.1%
170,000	Air Methods Corp. (a) *	$4,812,700
63,700	Allion Healthcare, Inc. (a)	379,015
33,000	Bio-Imaging Technologies, Inc. (a)	254,760
49,900	CryoLife, Inc. (a)	654,688
370,500	Healthcare Services Group, Inc. *	6,776,445
260,000	HMS Holdings Corp. (a) *	6,229,600
48,400	Mesa Laboratories, Inc.	1,028,500
89,250	Neogen Corp. (a)	2,515,065
284,260	RTI Biologics, Inc. (a) *	2,657,831
132,000	Synovis Life Technologies, Inc. (a)	2,484,240
56,000	U.S. Physical Therapy, Inc. (a)	972,160

		28,765,004

	MISCELLANEOUS – 0.6%
221,000	Advanced Battery Technologies, Inc. (a) *	713,830

	PRODUCER MANUFACTURING – 21.4%
21,100	Alamo Group, Inc.	359,755
350,000	Amerigon, Inc. (a) *	2,303,000
140,000	Dynamic Materials Corp. *	3,249,400
230,000	Fuel Tech, Inc. (a) *	4,160,700
47,500	K-Tron International, Inc. (a) *	6,119,425
109,900	Key Technology, Inc. (a)	2,604,630
22,300	L.B. Foster Co., Class A (a) *	678,366
111,700	Smith & Wesson Holding Corp. (a) *	417,758
120,000	The Middleby Corp. (a) *	6,517,200
37,400	Transact Technologies, Inc. (a)	297,704

		26,707,938

	RETAIL – 0.7%
44,700	America’s Car-Mart, Inc. (a) *	830,973

	UTILITIES – 0.2%
7,600	Maine & Maritimes Corp.	250,420

	Total Common Stocks (Cost $75,263,551)	122,830,089

	OTHER SECURITIES – 33.8%
	Brown Brothers Harriman Securities Lending Investment Fund (Cost $42,063,411)	42,063,411

	Total Investments (Cost $117,326,962) – 132.6%	165,143,920
	Other liabilities in excess of assets – (32.6)%	(40,583,625)

	NET ASSETS – 100.0%	$124,560,295

(a)	Non-income producing security.
*	A portion or all of this security was out on loan as of September 30, 2008
ADR	American Depositary Receipt

See accompanying notes to financial statements

Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments
September 30, 2008 (Unaudited)

Shares	COMMON STOCKS – 98.2%	Value

	BASIC MATERIALS – 9.0%
6,800	Calgon Carbon Corp. (a)	$138,448
1,600	Deltic Timber Corp.	101,824
4,400	Olin Corp.	85,360
3,400	OM Group, Inc. (a)	76,500
4,200	Packaging Corp of America	97,356
2,600	Quaker Chemical Corp.	73,996

		573,484

	COMMERCIAL/INDUSTRIAL SERVICES – 8.0%
2,800	Concur Technologies, Inc. (a)	107,128
2,800	Forrester Research, Inc. (a)	82,096
1,400	Middleby Corp. (a) *	76,034
3,600	Portfolio Recovery Associates, Inc. (a) *	175,068
4,700	VisionChina Media, Inc. ADR (a) *	69,137

		509,463

	CONSUMER NON-DURABLES – 1.1%
1,600	The Warnaco Group, Inc. (a)	72,464

	ELECTRONIC TECHNOLOGY – 24.6%
35,000	3Com Corp. (a)	81,550
3,000	Coherent, Inc. (a)	106,650
6,800	IPG Photonics Corp. (a)	132,668
13,200	IXYS Corp.	119,988
5,100	Monolithic Power Systems, Inc. (a)	88,587
12,700	Netezza Corp. (a)	134,747
8,400	PMC - Sierra, Inc. (a) *	62,328
10,000	Sapient Corp. (a)	74,300
14,400	Skyworks Solutions, Inc. (a)	120,384
2,700	Stanley, Inc. (a)	99,657
10,000	Super Micro Computer, Inc. (A)	90,100
2,800	SYNNEX Corp. (a)	62,552
3,000	Teledyne Technologies, Inc. (a)	171,480
3,300	Vocus, Inc. (a)	112,068
8,500	Volterra Semiconductor Corp. (a)	108,205

		1,565,264

	ENERGY – 2.3%
26,100	ICO, Inc. (a) *	146,421

	FINANCE – 3.5%
3,500	Ezcorp, Inc.	65,800
4,400	Life Partners Holdings, Inc. *	158,268

		224,068
	HEALTH CARE – 25.7%
3,500	Accuray Inc. (a) *	28,245
3,000	Almost Family, Inc. (a)	118,650
5,500	CryoLife, Inc. (a)	72,160
2,700	Genoptix, Inc. (a)	88,209

See accompanying notes to financial statements

Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS – 98.2% (continued)	Value

	HEALTH CARE – 25.7% (continued)
6,900	Healthspring, Inc. (a)	$146,004
1,800	ICON plc Sponsored ADR (a)	68,850
5,800	Kensey Nash Corp. (a)	182,468
5,200	Martek Biosciences Corp. (a) *	163,384
7,000	Natus Medical, Inc. (a)	158,620
4,000	Neogen Corp. (a)	112,720
4,800	PAREXEL International Corp. (a)	137,568
5,700	Synovis Life Technologies, Inc. (a)	107,274
6,100	Vnus Medical Technologies (a)	127,673
3,800	Zoll Medical Corp. (a)	124,336

		1,636,161
	PRODUCER MANUFACTURING – 8.7%
2,200	CIRCOR International, Inc.	95,546
6,600	EnerSys (a)	130,086
6,700	Insteel Industries, Inc.	91,053
2,200	Olympic Steel, Inc.	64,878
3,800	Sun Hydraulics Corp.	98,952
9,300	Transact Technologies, Inc. (a)	74,028

		554,543

	RETAIL – 8.4%
5,300	Jo-Ann Stores, Inc. (a)	111,194
15,500	PC Connection, Inc. (a)	103,695
3,800	RadioShack Corp.	65,664
3,600	The Buckle, Inc. *	199,944
16,100	The Wet Seal, Inc., Class A (a) *	58,443

		538,940

	TRANSPORTATION – 1.8%
3,200	Allegiant Travel Co. (a)	113,024

	UTILITIES – 5.1%
6,800	Neutral Tandem, Inc. (a)	126,072
6,200	Syniverse Holdings, Inc. (a)	102,982
4,900	TNS, Inc. (a)	94,913

		323,967

	Total Common Stocks (Cost $6,686,999)	6,257,799

	OTHER SECURITIES – 15.2%
	Brown Brothers Harriman Securities Lending Investment Fund (Cost $968,946)	968,946

	Total Investments (Cost $7,655,945) – 113.4%	7,226,745
	Other liabilities in excess of assets – (13.4)%	(853,470)

	NET ASSETS – 100.0%	$6,373,275

(a)	Non-income producing security.
*	A portion or all of this security was out on loan as of September 30, 2008
ADR	American Depositary Receipt
PLC	Public Limited Co.

See accompanying notes to financial statements

Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments
September 30, 2008 (Unaudited)

Shares	COMMON STOCKS – 95.1%	Value

	BASIC MATERIALS – 6.8%
450	Bunge Ltd.	$28,431
500	CF Industries Holdings, Inc.	45,730
800	Donaldson Company, Inc.	33,528
4,800	GrafTech International Ltd. (a)	72,528
1,300	Sociedad Quimica y Minera de Chile SA	32,773
1,000	Terra Industries, Inc.	29,400

		242,390

	COMMERCIAL/INDUSTRIAL SERVICES – 5.3%
4,800	Allied Waste Industries, Inc. (a)	53,328
1,300	FTI Consulting (a)	93,912
4,000	ValueClick, Inc. (a)	40,920

		188,160

	CONSUMER DURABLES – 10.0%
10,000	Activision, Inc. (a)	154,300
3,600	Barnes Group, Inc. *	72,792
3,500	Exide Technologies (a)	25,830
3,400	LKQ Corp. (a)	57,698
2,100	Perfect World Co. Ltd. ADR (a)	47,124

		357,744

	CONSUMER NON-DURABLES – 2.6%
700	The Clorox Co. *	43,883
700	Wimm-Bill-Dann Foods ADR *	49,700

		93,583

	CONSUMER SERVICES – 6.4%
600	Apollo Group, Inc., Class A (a)	35,580
1,700	Bally Technologies, Inc. (a)	51,476
600	DeVry, Inc.	29,724
5,400	Melco Crown Entertainment Ltd. ADR (a)	21,546
1,600	NDS Group plc ADR (a)	89,424

		227,750

	ELECTRONIC TECHNOLOGY – 12.4%
2,300	DRS Technologies, Inc.	176,525
7,300	EarthLink, Inc. (a)	62,050
600	Equinix, Inc. (a) *	41,676
600	Mantech International Corp., Class A (a)	35,574
8,000	Marvell Technology Group Ltd. (a)	74,400
1,000	Mercadolibre, Inc. (a)	20,350
400	Precision Castparts Corp.	31,512

		442,087

See accompanying notes to financial statements

Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS – 95.1% (continued)	Value

	ENERGY – 5.4%
400	Atwood Oceanics, Inc. (a)	$14,560
1,400	Cie Generale de Geophysique-Veritas ADR (a)	44,506
900	CNX Gas Corp. (a)	20,151
500	Massey Energy Co.	17,835
300	Plains Exploration & Production Co. (a)	10,548
600	Pride International, Inc. (a)	17,766
600	Rowan Cos., Inc. *	18,330
750	Stone Energy Corp. (a)	31,748
500	Swift Energy Co. (a)	19,345

		194,789

	HEALTH CARE – 32.0%
1,000	Alexion Pharmaceuticals, Inc. (a)	39,300
400	C.R.Bard, Inc.	37,948
400	Cerner Corp. (a) *	17,856
700	China Medical Technologies, Inc.	22,806
800	Gen-Probe, Inc. (a)	42,440
2,000	Healthspring, Inc. (a)	42,320
4,500	Hologic, Inc. (a)	86,985
1,900	Hospira, Inc. (a)	72,580
3,000	ICON plc Sponsored ADR (a)	114,750
200	Intuitive Surgical, Inc. (a) *	48,196
2,700	Inverness Medical Innovations, Inc. (a)	81,000
2,200	Invitrogen Corp. (a) *	83,160
2,600	Martek Biosciences Corp. (a) *	81,692
1,900	Masimo Corp. (a)	70,680
1,900	OSI Pharmaceuticals, Inc. (a) *	93,651
1,400	Parexel International Corp. (a)	40,124
4,500	PDL BioPharma, Inc. (a)	41,895
500	Pharmaceutical Product Development, Inc.	20,675
1,100	PSS World Medical, Inc. (a)	21,450
5,600	Warner Chilcott Ltd., Class A (a)	84,672

		1,144,180

	PRODUCER MANUFACTURING – 7.3%
1,150	Flowserve Corp.	102,085
3,700	JA Solar Holdings Co., Ltd. ADR (a)	39,146
1,900	Renesola Ltd. ADR (a) *	19,931
900	Sunpower Corp., Class A (a) *	63,837
1,775	Titan International, Inc. *	37,843

		262,842

	RETAIL – 0.3%
1,600	GigaMedia Ltd. (a)	11,792

	TRANSPORTATION – 1.0%
800	Kansas City Southern *	35,488

See accompanying notes to financial statements

Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS – 95.1% (continued)	Value

	UTILITIES – 5.6%
1,200	Hutchison Telecommunications International Ltd. ADR (a)	$19,920
900	NII Holdings, Inc. (a)	34,128
1,300	NRG Energy, Inc. (a)	32,175
3,000	Syniverse Holdings, Inc. (a)	49,830
3,800	Tele Norte Leste Participaceos S.A. ADR	66,348

		202,401

	Total Common Stocks (Cost $3,680,431)	3,403,206

	OTHER SECURITIES – 18.4%
	Brown Brothers Harriman Securities Lending Investment Fund (Cost $658,261)	658,261

	Total Investments (Cost $4,338,692) – 113.5%	4,061,467
	Other liabilities in excess of assets – (13.5)%	(481,281)

	NET ASSETS – 100.0%	$3,580,186

(a)	Non-income producing security.
*	A portion or all of this security was out on loan as of September 30, 2008
ADR	American Depositary Receipt
PLC	Public Limited Co.

See accompanying notes to financial statements

The Bjurman, Barry Funds
Notes to Financial Statements
September 30, 2008 (Unaudited)

1.	Organization
The Bjurman, Barry Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Trust Agreement dated September 26, 1996, as amended. The Trust is registered under the Investment Company Act of 1940, as amended (the “ICA”), as an open-end, management investment company. The Trust has established three separate series: the Bjurman, Barry Micro-Cap Growth Fund (the “Micro-Cap Growth Fund”), the Bjurman, Barry Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Bjurman, Barry Mid Cap Growth Fund (the “Mid Cap Growth Fund”) (each individually, a “Fund,” and collectively, the “Funds”). The Micro-Cap Growth Fund commenced operations on March 31, 1997, the Small Cap Growth Fund commenced operations on May 12, 2003, and the Mid Cap Growth Fund commenced operations on June 6, 2001.

The Micro-Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $30 million and $300 million at the time of investment.

The Small Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $100 million and $2.5 billion at the time of investment.

The Mid Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $1 billion and $10 billion at the time of investment.

2.	Significant Accounting Policies
Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price on the day the securities are being valued or at the most recent bid price. Securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sales price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”). Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Fair Value Measurements
The Funds adopted Financial Accounting Standards Board Statement No. 157, Fair Value Measurements (“FAS 157”), effective March 31, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds’ investments carried at value:

Micro-Cap Growth Fund

Investments in
Valuation Inputs	Securities

Level 1 – Quoted prices	$165,143,920
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$165,143,920

Mid Cap Growth Fund

Investments in
Valuation Inputs	Securities

Level 1 – Quoted prices	$4,061,467
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$4,061,467

Small Cap Growth Fund

Investments in
Valuation Inputs	Securities

Level 1 – Quoted prices	$7,226,745
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$7,226,745

Share Valuation – The net asset value per share (“NAV”) of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund are equal to the net asset value per share.

Investment Income – Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Expenses – Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to each Fund on the basis of relative net assets or another appropriate method.

Distributions to Shareholders – Dividends arising from net investment income, if any, are declared and paid to shareholders annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations.

The character of income and gains distributed is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America (GAAP). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclassifications of market discounts, gain/loss, pay downs and distributions), such amounts are reclassified

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)

within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Security Transactions – During the period, security transactions are accounted for no later than one business day following the trade date; however, for financial reporting purposes, security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Loans of Portfolio Securities – Each Fund may lend portfolio securities to broker dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked to market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Redemption/Exchange fees – The Funds assess investors who redeem or exchange shares (other than shares acquired through reinvestment of dividends or other distributions) held by the investors for 60 days or less a redemption fee of 2% of the NAV of the shares being redeemed or exchanged. The Funds retain the fee as paid-in capital and such fees become part of the appropriate Fund’s daily NAV calculation.

Federal Income Tax – It is each Fund’s policy to comply with the requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes substantially all of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As required, effective September 30, 2007, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its statement of operations. As of March 31, 2008, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Tax years ended March 31, 2005 through 2007 remain open and subject to examination by tax jurisdictions.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds’ financial statements and related disclosures.

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)

3.	Transactions with Affiliates
INVESTMENT ADVISORY FEE

Bjurman, Barry & Associates (the “Adviser”) provides each Fund with investment advisory services. For providing investment advisory services, each Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of each respective Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of each Fund to the extent necessary to limit each Fund’s total operating expenses to 1.80% of its average daily net assets. The Advisor informed the Board in May 2008 that it would no longer waive its fees in respect of, or reimburse the Funds for, any fees and expenses incurred by the Funds (i) related to the activities of the Independent Trustees in exploring and evaluating strategic alternatives regarding the future of the Funds and certain other matters, and (ii) in connection with conference attendance, meals and similar expenses of the Independent Trustees unless approved in advance by the Advisor. As of September 30, 2008, these fees and expenses which the Adviser consider to be outside of the waiver/reimbursement arrangement amounted to $117,650. On October 22, 2008, the funds’ Adviser, Bjurman, Barry and Associates terminated its voluntary agreement to waive all or a portion of its fees, and to reimburse expenses of the Funds, in order to limit certain operating expenses of the funds to 1.80% of each Funds’ average annual net assets. Management estimates that as a result, the Funds’ Total Annual operating expenses, as set forth on page 10 of the Funds’ Prospectus, will increase to the following annual amounts until November 28, 2008: Micro-Cap Growth Fund – 2.03%; Small Cap Growth Fund – 2.97%; Mid Cap Growth Fund – 2.81%. Actual expenses during this period are likely to differ from these estimates depending on the actual expenses and assets of the funds. For the six months ended September 30, 2008, the Adviser waived $138,777, $36,859, and $26,172 of its investment advisory fees for the Micro-Cap Growth Fund, Small Cap Growth Fund, and the MidCap Growth Fund, respectively. Any fees voluntarily reduced and any Fund expenses absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap that are a Fund’s obligation are subject to reimbursement by that Fund to the Adviser, if so requested by the Adviser and approved by the Board, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back (i) up to five years during the initial six years of each Funds operations and (ii) up to four years during the seventh year of each Fund’s operations. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary expenses.

As of September 30, 2008, the Micro-Cap Growth Fund, Small Cap Growth Fund, and the Mid Cap Growth Fund had $138,777, $175,537 and $143,053, respectively, of cumulative waivers that could potentially be reimbursed to the Adviser in future periods. The expiration of these waivers is as follows:

	Amount	Expires March 31

Micro-Cap Growth Fund	$138,777	2012
Small Cap Growth Fund	81,467	2009
	10,048	2010
	47,163	2011
	36,859	2012
Mid Cap Growth Fund	37,411	2009
	28,286	2010
	51,184	2011
	26,172	2012

Effective November, 28, 2008, with the change in Investment Advisor, these cumulative waivers are no longer subject to recoupment.

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)

ADMINISTRATION, FUND ACCOUNTING, AND TRANSFER AGENT FEE

Citi Fund Services Ohio, Inc. (“Citi Ohio”), a subsidiary of The Citi Group, Inc. (“Citi”), served as the Funds’ administrator, fund accountant, and transfer agent from April 1, 2008 to June 27, 2008. The amount charged to each Fund for these services provided were as follows:

	Administration/Fund Accounting Fees	Transfer Agent Fees

Micro-Cap Growth Fund	$38,520	$30,879
Small Cap Growth Fund	2,250	8,553
Mid Cap Growth Fund	1,080	6,715

Brown Brothers Harriman & Co. has served as the Funds’ administrator and fund accountant since June 27, 2008. PNC Global Investment Servicing (U.S.) Inc. has served as the transfer agent since June 27, 2008. Under a Master Services Agreement with the Trust, Brown Brothers Harriman & Co. is entitled to receive an annual fee calculated at a tiered rate based upon the average daily net assets of the Trust subject to annual minimums per Fund. The amounts charged to each Fund for these services for the period ended September 30, 2008 were as follows:

	Administration/Fund Accounting Fees	Transfer Agent Fees

Micro-Cap Growth Fund	$59,791	$17,910
Small Cap Growth Fund	3,373	7,841
Mid Cap Growth Fund	1,809	7,786

DISTRIBUTOR

The Trust has retained Foreside Distribution Services L.P. (formerly BISYS Fund Services Limited Partnership) (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, LLC, to serve as principal underwriter for the shares of the Funds, pursuant to a Distribution Agreement between the Distributor and the Trust. Fees for such distribution services are paid to the Distributor by the Funds.

DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the ICA (the “Distribution Plan”). Pursuant to the Distribution Plan, each Fund will pay up to 0.25% of its average daily net assets for distribution related expenses. The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing such shares, for advertising and marketing and for providing certain services to shareholders.

OFFICERS AND TRUSTEES

Certain officers and Trustees of the Funds are affiliated with the Adviser or Citi LP. Such officers and Trustees received no compensation from the Funds for serving in those capacities. Each Trustee who was not an “interested person” (within the meaning of the ICA) of the Trust or the Adviser (“Independent Trustees”) served on both the Audit Committee and the Nominating, Governance and Contracts Committee and was compensated in the following manner: a $12,000 annual retainer fee, paid quarterly; $1,250 per scheduled Board meeting; $1,500 per Audit Committee and $1,000 for all other meetings; special fees paid to certain Trustees on an hourly basis for evaluating strategic alternatives regarding the future of the funds, and reimbursement for certain expenses. The Chairmen of the Board, the Audit Committee and the Nominating Governance and Contracts Committee, if they are Independent Trustees, receive additional annual retainers of $15,000, $8,000 and $4,000, respectively, paid quarterly. Trustee compensation during the six months ended September 30, 2008 (exclusive of expense reimbursement) was $119,250 in the aggregate.

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)

4.	Investment Transactions
For the six months ended September 30, 2008, costs of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, and U.S. Government Securities, were as follows:

	Purchases	Sales

Micro-Cap Growth Fund	$10,865,075	$31,527,833
Small Cap Growth Fund	11,888,540	12,244,000
Mid Cap Growth Fund	2,259,032	3,288,506

There were no purchases or sales of U.S. Government Securities during the period.

5.	Federal Income Tax Information
At September 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Micro-Cap Growth Fund	$117,326,962	$50,882,888	$(3,065,930)	$47,816,958
Small Cap Growth Fund	7,655,945	324,614	(753,815)	(429,200)
Mid Cap Growth Fund	4,338,692	360,506	(637,731)	(277,225)

The tax character of distributions paid during the fiscal year ended March 31, 2008 was as follows:

	Distributions paid from
		Net Long Term	Total Taxable	Tax Return of	Total Distributions
	Ordinary Income	Capital Gains	Distributions	Capital	Paid[1]

Micro-Cap Growth Fund	$—	$56,251,559	$56,251,559	$—	$56,251,559
Small Cap Growth Fund	—	—	—	—	—
Mid Cap Growth Fund	122,855	984,076	1,106,931	—	1,106,931

The tax character of distributions paid during the fiscal year ended March 31, 2007 was as follows:

	Distributions paid from
		Net Long Term	Total Taxable	Tax Return of	Total Distributions
	Ordinary Income	Capital Gains	Distributions	Capital	Paid[1]

Micro-Cap Growth Fund	$—	$156,036,726	$156,036,726	$—	$156,251,559
Small Cap Growth Fund	—	—	—	—	—
Mid Cap Growth Fund	—	721,423	721,423	—	721,423

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)

As of March 31, 2008, the components of accumulated earnings (deficit) on a tax basis was as follows:

						Total
		Undistributed		Accumulated	Unrealized	Accumulated
	Undistributed	Long-Term	Accumulated	Capital and	Appreciation	Earnings
	Ordinary Income	Capital Gains	Earnings	Other Losses	(Depreciation)[2]	(Deficit)

Micro-Cap Growth Fund	$—	$6,140,400	$6,140,400	$—	$69,460,293	$75,600,693
Small Cap Growth Fund	—	—	—	(7,718,462)	(1,052,801)	(8,771,263)
Mid Cap Growth Fund	5,712	349,943	355,655	—	23,266	378,921

[1]	Total distributions paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

[2]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount and the return of capital adjustments from real estate investment trusts.

As of March 31, 2008, the following Fund had net capital loss carryforwards, which are available to offset future realized gains.

	Amount	Expires

Small Cap Growth Fund	$5,494,447	2013

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended March 31, 2008, the Fund deferred to October 1, 2008 post October capital losses:

Capital Losses

Small Cap Growth Fund	$2,224,015

Subsequent Events
On October 31, 2008, the Board of Trustees of the Trust approved liquidation of the Small Cap Growth Fund and the Mid Cap Growth Fund. Such liquidation is expected to occur on or about December 15, 2008. Pending liquidation, sales of additional shares of both Funds were terminated, their portfolio securities were sold and the proceeds were invested in overnight bank time deposits through a sweep service administered by the Trust’s custodian. Any shares of these Funds outstanding on the liquidation date will be automatically cancelled and redeemed for cash at their net asset value per share on that date.

On November 12, 2008, the Board of Trustees of the Trust approved (a) an Interim Advisory Agreement with Teton Advisors, Inc. for management of the Micro-Cap Growth Fund by Teton for a period of up to 150 days after November 28, 2008, the termination date of the Trust’s current investment advisory agreement with Bjurman, Barry & Associates, the Micro-Cap Fund’s current investment adviser, and (b) the tax-free reorganization of the Micro-Cap Fund into the GAMCO Westwood Mighty MitesSM Fund, a series of GAMCO Westwood Funds managed by Teton which seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities. The reorganization will be subject to approval by the shareholders of the Micro-Cap Fund at a special meeting called for that purpose to be held as soon as reasonably practicable. Teton has agreed to bear the expenses of the shareholder meeting called to approve the reorganization, and to bear certain expenses of the Micro-Cap Fund incurred in connection with the Interim Advisory Agreement and certain expenses of the Micro-Cap Fund (if any) which may be incurred as a result of the termination of the certain of the Fund’s current service provider contracts. Teton has also agreed to waive all or a portion of its fees, and reimburse expenses of the Fund, in order to limit certain operating expenses of the Micro-Cap Fund (excluding extraordinary expenses) to 1.80% of the Fund’s average annual net assets for the duration of the Interim Advisory Agreement.

The Bjurman, Barry Funds
Additional Fund Information (Unaudited)

Federal Income Tax Information
For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended March 31,2008 qualifies for the corporate dividends received deduction for the following Fund:

Fund	Dividends Received Deduction

Mid Cap Growth Fund	39.29%

For the fiscal year ended March 31, 2008 the following Fund paid qualified dividend income:

Fund	Amount

Mid Cap Growth Fund	$12,240

The Funds designate the following amounts as long-term capital gain distributions qualifying for the maximum 15% income tax rate for individuals:

Fund	Amount

Micro-Cap Growth Fund	$56,251,559

Mid Cap Growth Fund	984,076

Proxy Voting
The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities as well as information regarding each Fund’s proxy voting record for the most recent twelve month period ended June 30 are available, without charge, upon request, by calling toll free 1-800-227-7264 or by visiting the Funds’ website at http://www.bjurmanbarry.com. This information is also available on the SEC website at http://www.sec.gov.

Quarterly Portfolio Disclosure
The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of the fiscal year on Form N-Q. The complete listing (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.; and (iii) will be made available to shareholders without charge, upon request, by calling 1-800-227-7264. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 through September 30, 2008.

The Bjurman, Barry Funds
Additional Fund Information (Unaudited) (Continued)

Actual Expenses
The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your Fund account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in this line under the heading entitled “Expenses Paid During the Six Months Ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expense Paid	Net Expense Ratio
	Beginning	Ending	During the	During the
	Account Value	Account Value	Six Months Ended	Six Months Ended
	April 1, 2008	September 30, 2008	September 30, 2008*	September 30, 2008**

Micro-Cap Growth Fund
Actual	$1,000.00	$838.20	$8.34	1.81%
Hypothetical (5% return before expenses)	$1,000.00	1,015.99	9.15	1.81%

Small Cap Growth Fund
Actual	$1,000.00	885.50	8.56	1.81%
Hypothetical (5% return before expenses)	$1,000.00	1,015.99	9.15	1.81%

Mid Cap Growth Fund
Actual	$1,000.00	875.50	8.65	1.84%
Hypothetical (5% return before expenses)	$1,000.00	1,015.84	9.30	1.84%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by number of days in the fiscal year.

**	Annualized.

ITEM 2. CODE OF ETHICS.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable. This item is only required in an annual report on Form N-CSR.
ITEM 6. SCHEDULE OF INVESTMENTS
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-ENDMANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not Applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS. Certifications are to be updated and appear exactly as written
     (a)(1) Not Applicable.
     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
Cert 30A-2(a)
     (a)(3) Not applicable.
     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
Cert 30-A-2(b)

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf of the undersigned, thereunto duly authorized.
(registrant) THE B.B. FUNDS

By (signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, President
(principal executive officer)
Date 12/5/08
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By (signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Treasurer
(principal financial officer)
Date 12/5/08

* Print the name and title of each signing officer under his or her signature.